Significant Accounting Policies - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
	May 31, 2016	May 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	$ 163,804	$ 67,107
Common Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	15,945	16,950
Redeemable Preferred Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	112,136	50,157
Convertible Bond [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	12,310
Asset Management Plan and Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	23,413
Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	15,945	16,950
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Common Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	15,945	16,950
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	77,986	50,157
Significant Other Observable Inputs Level 2 [Member] | Redeemable Preferred Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	42,263	$ 50,157
Significant Other Observable Inputs Level 2 [Member] | Convertible Bond [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	12,310
Significant Other Observable Inputs Level 2 [Member] | Asset Management Plan and Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	23,413
Significant Other Observable Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	69,873
Significant Other Observable Inputs Level 3 [Member] | Redeemable Preferred Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	$ 69,873